Stockholder's Deficit - Schedule of Balance of Stockholder's Equity (Details) - USD ($)		1 Months Ended	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Jun. 22, 2016	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Balance			$ 1,132,833				$ (1,063,613)				$ 1,582,108	$ (1,063,613)	$ 1,582,108
Issuance of common stock		$ 2,000,000	$ 58,500									3,016,238
Issuance of common stock, shares	192,308	666,667	192,308
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants			$ 743,967
Issuance of common stock from warrant exercise for cash			159,250
Issuance of common stock for services by third parties			83,800										671,975
Issuance of common stock for services by employees			2,517
Stock-based compensation			158,658
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580			$ 371,420
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580, shares			260,000
Shares Issued for payoff of long-term notes			$ 87,500
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion
Net loss			(901,818)	$ (1,419,391)	$ (1,456,049)	$ (1,309,500)	(1,014,679)	$ (669,376)	$ (1,412,612)	$ (688,060)	(831,018)	(5,199,619)	(3,601,066)
Balance	$ 1,896,627		1,896,627	1,132,833				(1,063,613)				1,132,833	(1,063,613)
Convertible Series A Preferred Stock [Member]
Balance			$ 300
Balance, shares			245,838
Issuance of common stock
Issuance of common stock, shares
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants, shares
Issuance of common stock from warrant exercise for cash
Issuance of common stock from warrant exercise for cash, shares
Issuance of common stock for services by third parties
Issuance of common stock for services by third parties, shares
Issuance of common stock for services by employees
Issuance of common stock for services by employees, shares
Stock-based compensation
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580, shares
Shares Issued for payoff of long-term notes
Shares Issued for payoff of long-term notes, shares
Cumulative dividend on Series A preferred			$ 5,037
Common shares issued for preferred conversion			$ (250)									$ (544,912)
Common shares issued for preferred conversion, shares			(201,449)									(672)
Net loss
Balance	$ 49,426		$ 49,426	$ 300								$ 300
Balance, shares	50		50	245,838								245,838
Common Stock [Member]
Balance			$ 254				$ 77				$ 76	$ 77	$ 76
Balance, shares			2,542,504				769,917				758,542	769,917	758,542
Issuance of common stock			$ 2									$ 93
Issuance of common stock, shares			15,000									933,334
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants			$ 19
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants, shares			192,308
Issuance of common stock from warrant exercise for cash			$ 4
Issuance of common stock from warrant exercise for cash, shares			40,834
Issuance of common stock for services by third parties			$ 2										$ 1
Issuance of common stock for services by third parties, shares			19,796										9,264
Issuance of common stock for services by employees
Issuance of common stock for services by employees, shares			575
Stock-based compensation
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580			$ 9
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580, shares			86,667
Shares Issued for payoff of long-term notes			$ 2
Shares Issued for payoff of long-term notes, shares			22,436
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion			$ 8									$ 18
Common shares issued for preferred conversion, shares			83,334									177,000
Net loss
Balance	$ 300		$ 300	$ 254				$ 77				$ 254	$ 77
Balance, shares	3,003,451		3,003,451	2,542,504				769,917				2,542,504	769,917
Paid-in Capital [Member]
Balance			$ 13,699,785				$ 6,498,061				$ 5,542,717	$ 6,498,061	$ 5,542,717
Issuance of common stock			58,498									3,016,145
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants			743,948
Issuance of common stock from warrant exercise for cash			159,246
Issuance of common stock for services by third parties			83,798										671,974
Issuance of common stock for services by employees			2,517
Stock-based compensation			158,658
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580			371,411
Shares Issued for payoff of long-term notes			87,498
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion			201,441									544,894
Net loss
Balance	$ 15,566,800		15,566,800	$ 13,699,785				$ 6,498,061				13,699,785	6,498,061
Accumulated Deficit [Member]
Balance			(12,813,044)				$ (7,561,751)				$ (3,960,685)	(7,561,751)	(3,960,685)
Issuance of common stock
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants
Issuance of common stock from warrant exercise for cash
Issuance of common stock for services by third parties
Issuance of common stock for services by employees
Stock-based compensation
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580
Shares Issued for payoff of long-term notes
Cumulative dividend on Series A preferred			(5,037)
Common shares issued for preferred conversion
Net loss			(901,818)									(5,199,619)	(3,601,066)
Balance	$ (13,719,899)		$ (13,719,899)	$ (12,813,044)				$ (7,561,751)				$ (12,813,044)	$ (7,561,751)